Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Tax Advantaged Short Term Bond Fund (Prospectus Summary) | MainStay Tax Advantaged Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Tax Advantaged Short Term Bond Fund
Supplement	ck0001469192_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated November 4, 2016 (“Supplement”) to:

MainStay Tax Advantaged Short Term Bond Fund Prospectuses, Summary Prospectuses and Statement of Additional Information,
each dated August 29, 2016

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

For purchases of Class A and Investor Class shares of each MainStay Fund made without an initial sales charge after January 1, 2017, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.